Reconciliation of Unrecognized Tax Contingencies (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized tax reconciliation
Balance, beginning of year	$ 28,304	$ 28,304	$ 28,304
Balance, end of year	$ 28,304	$ 28,304	$ 28,304